Convertible notes and warrant liabilities	12 Months Ended
Apr. 30, 2011
Notes to Financial Statements
Convertible notes and warrant liabilities

5.           Convertible notes and warrant liabilities

On November 4, 2010, Coastal Pacific Mining Corp. (“Coastal” or the “Company”) entered into Stock Purchase Agreements (the “Purchase Agreements”) with four independent investors (the “Investors”) who collectively purchased USD$1,000,000 in convertible notes issued by the Company pursuant to an offering conducted by the Company (the “Offering”).  The Purchase Agreements provided for the purchase by the Investors of a total of 2,857,143 shares of the Company’s Common Stock at a price of USD$0.35 per share, or for an aggregate purchase price of USD$1,000,000 (the “Shares”).  In addition to the Shares, the Company also agreed to issue Warrants to purchase 4,285,714 shares of the Company’s Common Stock at an exercise price of USD$0.40 per share for 1,428,571 Class A Warrants and at an exercise price of USD$0.50 per share for the remaining 2,857,143 Class B Warrants.  Each of the Warrants has a five year term.   The Warrants cannot be exercised within six (6) months of closing and thereafter a total of 25% combining Class A and Class B warrants can be exercised for the following six months, at the end of twelve (12) months from closing all Class A and Class B warrants become exercisable.

The Company accounted for the conversion options embedded in the Purchase Agreements in accordance with “Accounting for Derivative Instruments and Hedging Activities”, FASB ASC 815-10, and “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”, FASB ASC 815-40. FASB ASC 815-10 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free standing derivative financial instruments in accordance with FASB ASC 815-40. FASB ASC 815-40 states that if the conversion option requires net cash settlement in the event of circumstances that are not solely within the Company’s control, then the notes should be classified as a liability measured at fair value on the balance sheet. The Company recorded an initial discount of $1,000,040 (USD$1,000,000), equal to the face value of the convertible notes, which is being amortized over the life of the notes through their maturity dates. During the fiscal year ended April 30, 2011, $ 929,025 (USD$977,901) was amortized and recorded as interest expense.

The Company recorded the liability for the warrants at a fair value of $1,633,510 on November 4, 2010, based upon a Black-Scholes calculation. The warrant liability was marked-to-market and an amount of $1,633,510 was debited to expense in a manner similar to the conversion feature at each reporting date until all the criteria for permanent equity were met. At April 30, 2011, the revised fair-market valuation of the warrant liability was calculated at $128,253, resulting in a credit on the Statements of Operations for the fiscal year ended April 30, 2011 of $1,505,257.

The warrant liability was valued at April 30, 2011 and November 4, 2010 using the Black-Scholes valuation model with the following assumptions:

	Inception		April 30, 2011
Warrants to purchase common stock:	CLASS A Warrant Derivate	CLASS B Warrant Derivate	CLASS A Warrant Derivate	CLASS B Warrant Derivate
Strike price	$0.40	$0.50	$0.40	$0.50
Volatility	596.03%	596.03%	480.18%	480.18%
Term (years)	5	5	5	5
Risk-free rate	1.04%	1.04%	$1..04	1.04%
Dividends	-	-	-	-

During the fiscal year ended April 30, 2011, the Company accrued interest in the amount of $48,449. The Company did not make any cash payments to the principal and accrued interest, leaving $929,025 (USD$977,901) on the balance sheets – convertible notes, net of discount and $48,449 on the balance sheets – accounts payable.